UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [_]: Amendment Number:
                                               -----

This Amendment (Check only one): [_] is a restatement
                                 [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Shelter Mutual Insurance Company
Address:   1817 W Broadway
           Columbia, MO 65218

Form 13F File Number: 28-13422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Abbott
Title:   Vice President - Investments
Phone:   573-214-4418

Signature, Place, and Date of Signing:


David Abbott              Columbia, MO        February 6, 2012
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)


Report Type(check only one) :

[x] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report

[_] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           52
Form 13F Information Table Value Total:     $203,386
                                         (thousands)

List of Other Included Managers:		NONE

                           FORM 13F INFORMATION TABLE

                                   TITLE
                                     OF               VALUE     SHRS OR            INVESTMENT     VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP   (X$1000)    PRN AMT    SH/ PRN DISCRETIONSOLE SHARED  NONE
EXXON MOBIL CORPORATION             COM   30231G102     9,986       117,812   SH      SOLE                 117,812
UNION PACIFIC CORPORATION           COM   459200101     8,995        84,906   SH      SOLE                  84,906
INTERNATIONAL BUSINESS MACHINE      COM   68389X105     8,789        47,800   SH      SOLE                  47,800
CATERPILLAR TRACTOR CO              COM   907818108     8,082        89,200   SH      SOLE                  89,200
WAL-MART STORES                     COM   931142103     7,788       130,324   SH      SOLE                 130,324
PHILIP MORRIS INTERNATIONAL         COM   713448108     7,181        91,500   SH      SOLE                  91,500
PEPSICO INCORPORATED                COM   149123101     7,146       107,700   SH      SOLE                 107,700
ROYAL DUTCH SHELL PLC - ADR A       ADR   088606108     6,724        92,000   SH      SOLE                  92,000
BHP BILLITON LTD - SPON ADR         ADR   718172109     6,413        90,800   SH      SOLE                  90,800
ORACLE CORP                         COM   780259206     6,259       244,000   SH      SOLE                 244,000
SCHLUMBERGER LTD                    COM   742718109     6,018        88,100   SH      SOLE                  88,100
BERKSHIRE HATHAWAY                  COM   084670108     5,967            52   SH      SOLE                      52
INTEL CORP                          COM   806857108     5,956       245,600   SH      SOLE                 245,600
PROCTER & GAMBLE CO                 COM   458140100     5,917        88,700   SH      SOLE                  88,700
AMETEK INC                          COM   025816109     4,517       107,300   SH      SOLE                 107,300
ABBOTT LABS                         COM   582839106     4,482        79,700   SH      SOLE                  79,700
AMERICAN EXPRESS COMPANY            COM   002824100     4,467        94,700   SH      SOLE                  94,700
MEAD JOHNSON NUTRITION CO           COM   G2554F105     4,234        61,600   SH      SOLE                  61,600
GENERAL ELECTRIC COMPANY            COM   88579Y101     4,092       228,500   SH      SOLE                 228,500
3M COMPANY                          COM   031100100     4,087        50,000   SH      SOLE                  50,000
COVIDIEN LTD                        COM   369604103     4,069        90,400   SH      SOLE                  90,400
JM SMUCKER CO                       COM   832696405     3,619        46,300   SH      SOLE                  46,300
EMERSON ELECTRIC CO                 COM   291011104     3,536        75,900   SH      SOLE                  75,900
ENBRIDGE INC.                       COM   29250N105     3,517        94,000   SH      SOLE                  94,000
MEDCO HEALTH SOLUTIONS INC          COM   58405U102     3,477        62,200   SH      SOLE                  62,200
YUM BRANDS INC                      COM   12572Q105     3,281        55,600   SH      SOLE                  55,600
VISA INC/A                          COM   988498101     3,239        31,900   SH      SOLE                  31,900
LOWE'S CORP                         COM   452308109     3,147       124,000   SH      SOLE                 124,000
CISCO SYSTEMS INC                   COM   92826C839     3,088       170,800   SH      SOLE                 170,800
ILLINOIS TOOL WORKS                 COM   17275R102     3,083        66,000   SH      SOLE                  66,000
PRAXAIR INC                         COM   74005P104     2,876        26,900   SH      SOLE                  26,900
ENBRIDGE ENERGY MANAGEMENT LLC      COM   87612E106     2,808        80,777   SH      SOLE                  80,777
CME GROUP INC                       COM   500255104     2,778        11,400   SH      SOLE                  11,400
BP P.L.C.                           COM   548661107     2,739        64,082   SH      SOLE                  64,082
MERCK & CO.                         COM   58933Y105     2,718        72,100   SH      SOLE                  72,100
TARGET CORP                         COM   055622104     2,597        50,700   SH      SOLE                  50,700
PFIZER INC                          COM   404280406     2,595       119,900   SH      SOLE                 119,900
KOHL'S CORP                         COM   29250X103     2,448        49,600   SH      SOLE                  49,600
HSBC HOLDINGS PLC-SPONS ADR         ADR   717081103     2,305        60,500   SH      SOLE                  60,500
FRANKLIN RESOURCES                  COM   054303102     2,046        21,300   SH      SOLE                  21,300
AVON PRODUCTS                       COM   354613101     1,882       107,700   SH      SOLE                 107,700
HEWLETT-PACKARD CO.                 COM   441060100     1,798        69,800   SH      SOLE                  69,800
VERISK ANALYTICS INC - CLASS A      COM   465685105     1,742        43,400   SH      SOLE                  43,400
HOSPIRA INC                         COM   428236103     1,637        53,900   SH      SOLE                  53,900
TEVA PHARMACEUTICAL INDUSTRIES LTD  COM   92345Y106     1,618        40,100   SH      SOLE                  40,100
ITC HOLDINGS CORP                   COM   881624209     1,571        20,700   SH      SOLE                  20,700
FLOWSERVE CORP                      COM   29358Q109     1,470        14,800   SH      SOLE                  14,800
ENSCO PLC                           COM   34354P105     1,394        29,700   SH      SOLE                  29,700
ECOLAB INC                          COM   62985Q101     1,120        19,366   SH      SOLE                  19,366
WEATHERFORD INTERNATIONAL           COM   H27013103     1,069        73,000   SH      SOLE                  73,000
ALERE INC                           COM   01449J105       612        26,500   SH      SOLE                  26,500
ITRON INC                           COM   465741106       411        11,500   SH      SOLE                  11,500

GRAND TOTALS                                          203,386     4,025,119


